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                     AMSOUTH VARIABLE ANNUITY (SERIES I)
                             SEPARATE ACCOUNT TWO
                       HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 33-73570


     SUPPLEMENTS DATED NOVEMBER 16, 2005 TO THE PROSPECTUS AND STATEMENT OF
                   ADDITIONAL INFORMATION DATED MAY 2, 2005


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              SUPPLEMENT DATED NOVEMBER 16, 2005 TO YOUR PROSPECTUS

All references to AmSouth Director variable annuity are deleted and replaced with Amsouth Variable Annuity.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-5332


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 SUPPLEMENT DATED NOVEMBER 16, 2005 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

All references to AmSouth Director variable annuity are deleted and replaced with Amsouth Variable Annuity.


           THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF
                 ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


HV-5333